Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Long-Term Indebtedness

Long-term indebtedness as of March 31, 2011 and 2012 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥—	$—
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	609,756
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	182,927
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000	487,805
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000	243,902
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,677	2,411	29,403
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,941	1,921	23,428
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	426,829
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	243,902
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000	243,902
Euro Yen Zero Coupon Convertible Bonds, due December 2011	2,221	—	—

Total bonds	226,839	204,332	2,491,854

Unsecured loans-
Banks and insurance companies,
weighted average	1.11%	0.95%	—
due through 2017	331,941	379,135	4,623,598

Secured loans-
Banks, insurance companies and other financial institution,
weighted average	0.01%	0.01%	—
due through 2014	633	447	5,451

Long-term indebtedness caused by lease transactions (see Note 4)	28,754	45,174	550,902

Capital lease obligations (see Note 8)	2,362	1,507	18,378

Total	590,529	630,595	7,690,183
Less - Current maturities included in current liabilities	(111,106)	(105,160)	(1,282,439)

	¥479,423	¥525,435	$6,407,744

Summary Of Aggregate Annual Maturities Of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572

Total	¥630,595